Employee and Personnel Costs - Summary of Employee Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Employee Benefits [Abstract]
Salaries and other remuneration	$ (109,847)	$ (62,769)	$ (30,365)
Social security costs	(19,158)	(11,376)	(6,853)
Share-based payments	(23,632)	(1,014)	(546)
Pension costs—defined contribution plans	(8,390)	(4,543)	(2,782)
Total employee benefits	(161,027)	(79,702)	(40,546)
Short-term employee benefits	(6,459)	(4,660)	(2,530)
Post-employment benefits	(766)	(652)	(367)
Share-based payments	(13,921)	(1,014)
Social security contributions	(2,521)	(1,331)	(1,275)
Total	$ (23,666)	$ (7,657)	$ (4,172)